Long-Term Debt and Short-Term Borrowings - Schedule of Long-Term and Short-Term Debt (Details) - USD ($) $ in Millions	Feb. 27, 2024	Feb. 16, 2024	Sep. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total			$ 8,109
Less: current portion of long-term debt			300
Long-term debt (excluding current portion)			7,809	$ 0
Line of Credit | Credit Facilities | 18-Month Senior Term Loan Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 500
Debt instrument, term		18 months
Total			300
Line of Credit | Credit Facilities | 3-Year Senior Term Loan Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 1,000
Debt instrument, term		3 years
Total			979
Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 6,900
Senior Notes | 5.450% Senior Notes Due 2027
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,000
Interest rate, stated percentage	5.45%
Debt instrument, term	3 years
Total			994
Senior Notes | 5.400% Senior Notes Due 2029
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,500
Interest rate, stated percentage	5.40%
Debt instrument, term	5 years
Total			1,487
Senior Notes | 5.450% Senior Notes Due 2031
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,000
Interest rate, stated percentage	5.45%
Debt instrument, term	7 years
Total			990
Senior Notes | 5.600% Senior Notes Due 2034
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,650
Interest rate, stated percentage	5.60%
Debt instrument, term	10 years
Total			1,636
Senior Notes | 5.900% Senior Notes Due 2054
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,250
Interest rate, stated percentage	5.90%
Debt instrument, term	30 years
Total			1,231
Senior Notes | 6.000% Senior Notes Due 2064
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500
Interest rate, stated percentage	6.00%
Debt instrument, term	40 years
Total			492
Other borrowings
Debt Instrument [Line Items]
Total			$ 0